Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Weighted average expected life in years	4.3	5.2
Weighted average risk free interest rate	0.72%	0.95%
Weighted average volatility	150.0%	75.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

	2012	2011
Weighted average expected life in years	5.2	5.8
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
Years ending December 31,	Unrecognized Compensation Cost

2013	$78,260
2014	7,542
2015	1,382
Total	$87,184

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	5,229,330	$2.25
Granted	4,593,644	$0.35
Exercised	-	$-
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(105,000)	$2.93
Outstanding as of March 31, 2013	8,604,330	$1.14

Exercisable	4,733,572	$1.80

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	2,992,796	$3.20
Granted	1,375,000	$2.00
Exercised	-	$-
Forfeited or expired	(2,250)	$3.14
Outstanding as of December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding as of December 31, 2012	5,229,330	$2.25

Exercisable	4,720,580	$2.42

Schedule of Other Share-based Compensation, Activity [Table Text Block]
	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	508,750	$0.66
Granted	4,593,644	$0.35
Vested	(1,180,386)	$0.41
Cancelled	(43,750)	$2.87
Forfeited or expired	(7,500)	$5.25
Outstanding as of March 31, 2013	3,870,758	$0.33

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	883,993	$4.69
Granted	1,375,000	$2.01
Vested	(943,084)	$3.85
Forfeited or expired	(1,187)	$3.62
Outstanding as of December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding as of December 31, 2012	508,750	$0.66